SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SCHEDULE OF QUANTITATIVE INFORMATION REGARDING FAIR VALUE MEASUREMENTS INPUTS

The following table provides quantitative information regarding fair value measurements at issuance on February 23, 2022:

Private warrant
Share Price	$9.82
Exercise Price	$11.50
Redemption Trigger Price	$18.00
Term (years)	6.42
Volatility	5.64%
Risk Free Rate	1.93%
Dividend Yield	0.00%